Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Ordinary shares subject to redemption	6,900,000	6,900,000
Ordinary shares subject to redemption par value	$ 10.76	$ 10.35
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	2,000,000	2,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary stock, shares authorized	200,000,000	200,000,000
Ordinary stock, shares issued	2,266,500	2,266,500
Ordinary stock, shares outstanding	2,266,500	2,266,500